SHARE CAPITAL AND RESERVES (Details 4)	3 Months Ended
Jun. 30, 2025 $ / shares
Statement [Line Items]
Number of Warrants outstanding	4,807,693
Weighted average remaining contractual life (years), warrants	3 years 5 months 1 day
Exercise Price 1
Statement [Line Items]
Number of Warrants outstanding	4,807,693
Weighted average exercise price outstanding, Warrants	$ 0.080
Weighted average remaining contractual life (years), warrants	3 years 5 months 1 day